Quarterly Holdings Report
for
Fidelity Advisor® Balanced Fund
May 31, 2024
AIG-NPRT3-0724
1.797921.120
Common Stocks - 62.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,367,000	24,907
Cellnex Telecom SA (a)	53,800	1,965
Liberty Global Ltd. Class C	90,669	1,548
		28,420
Entertainment - 1.0%
Capcom Co. Ltd.	69,400	1,280
Lionsgate Studios Corp. (b)	64,172	535
Netflix, Inc. (c)	39,287	25,207
Roblox Corp. (c)	67,300	2,263
Roku, Inc. Class A (c)	22,100	1,269
Sea Ltd. ADR (c)	175,900	11,877
Spotify Technology SA (c)	12,000	3,561
Take-Two Interactive Software, Inc. (c)	13,380	2,146
The Walt Disney Co.	261,425	27,165
TKO Group Holdings, Inc.	81,400	8,878
Ubisoft Entertainment SA (c)	132,400	3,238
		87,419
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A	891,140	153,722
Class C	222,220	38,657
Bumble, Inc. (c)	92,300	1,080
Epic Games, Inc. (b)(c)(d)	1,715	1,029
Match Group, Inc. (c)	44,400	1,360
Meta Platforms, Inc. Class A	329,075	153,622
Pinterest, Inc. Class A (c)	78,700	3,265
Snap, Inc. Class A (c)	519,230	7,799
		360,534
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	1,671,545	4,145
Charter Communications, Inc. Class A (c)	15,100	4,336
Comcast Corp. Class A	161,626	6,470
Ibotta, Inc.	2,300	223
Liberty Broadband Corp. Class A (c)	120,501	6,536
Paramount Global Class B	29,300	349
		22,059
TOTAL COMMUNICATION SERVICES		498,432
CONSUMER DISCRETIONARY - 6.3%
Automobile Components - 0.1%
Adient PLC (c)	114,100	3,222
Aptiv PLC (c)	62,100	5,170
		8,392
Automobiles - 0.5%
Tesla, Inc. (c)	249,700	44,467
Broadline Retail - 2.8%
Amazon.com, Inc. (c)	1,328,500	234,401
Etsy, Inc. (c)	45,500	2,888
		237,289
Distributors - 0.1%
LKQ Corp.	114,300	4,918
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (c)	47,000	6,812
Booking Holdings, Inc.	5,100	19,259
Caesars Entertainment, Inc. (c)	94,500	3,360
Churchill Downs, Inc.	67,000	8,677
Domino's Pizza, Inc.	14,200	7,222
Flutter Entertainment PLC (c)	18,100	3,483
Marriott International, Inc. Class A	62,600	14,471
McDonald's Corp.	18,200	4,712
Red Rock Resorts, Inc.	48,700	2,496
Restaurant Brands International, Inc.	147,200	10,094
Starbucks Corp.	90,700	7,276
Yum! Brands, Inc.	117,100	16,093
		103,955
Household Durables - 0.1%
D.R. Horton, Inc.	6,000	887
Mohawk Industries, Inc. (c)	32,200	3,926
		4,813
Leisure Products - 0.0%
Brunswick Corp.	26,900	2,220
Specialty Retail - 1.1%
Burlington Stores, Inc. (c)	16,700	4,009
Cazoo Group Ltd. (b)(c)	26	0
Cazoo Group Ltd.:
warrants (c)	28	0
warrants (c)	31	0
warrants (c)	34	0
Foot Locker, Inc.	41,700	1,156
Lowe's Companies, Inc.	158,100	34,986
The Home Depot, Inc.	47,809	16,010
TJX Companies, Inc.	309,530	31,913
Valvoline, Inc. (c)	96,800	3,930
		92,004
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	173,364	16,478
PVH Corp.	65,600	7,873
Tapestry, Inc.	190,800	8,298
		32,649
TOTAL CONSUMER DISCRETIONARY		530,707
CONSUMER STAPLES - 3.8%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	53,200	2,440
Constellation Brands, Inc. Class A (sub. vtg.)	41,300	10,334
Diageo PLC	43,564	1,467
Keurig Dr. Pepper, Inc.	435,100	14,902
Monster Beverage Corp. (c)	208,750	10,838
PepsiCo, Inc.	88,800	15,354
The Coca-Cola Co.	698,800	43,975
		99,310
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	67,700	3,951
Costco Wholesale Corp.	56,400	45,678
Dollar Tree, Inc. (c)	18,400	2,170
Target Corp.	54,100	8,448
U.S. Foods Holding Corp. (c)	114,972	6,074
Walmart, Inc.	488,300	32,111
		98,432
Food Products - 0.3%
Lamb Weston Holdings, Inc.	48,800	4,309
McCormick & Co., Inc. (non-vtg.)	60,700	4,384
Mondelez International, Inc.	127,200	8,717
The J.M. Smucker Co.	61,900	6,911
		24,321
Household Products - 0.7%
Procter & Gamble Co.	333,000	54,792
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	50,400	6,217
Kenvue, Inc.	676,400	13,055
		19,272
Tobacco - 0.2%
Philip Morris International, Inc.	206,400	20,925
TOTAL CONSUMER STAPLES		317,052
ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (c)	159,900	3,510
Weatherford International PLC (c)	56,200	6,763
		10,273
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	2,430,276	4,654
Athabasca Oil Corp. (c)	1,608,000	5,911
Exxon Mobil Corp.	812,191	95,238
Galp Energia SGPS SA Class B	403,600	8,487
Hess Corp.	53,700	8,275
Imperial Oil Ltd.	231,485	16,356
Kosmos Energy Ltd. (c)	444,400	2,711
MEG Energy Corp. (c)	625,300	13,575
Phillips 66 Co.	82,374	11,706
Shell PLC ADR	209,200	15,226
Valero Energy Corp.	97,700	15,353
		197,492
TOTAL ENERGY		207,765
FINANCIALS - 8.2%
Banks - 3.0%
AIB Group PLC	773,866	4,404
Bank of America Corp.	986,344	39,444
Citigroup, Inc.	333,674	20,791
Citizens Financial Group, Inc.	182,199	6,430
Eurobank Ergasias Services and Holdings SA (c)	3,054,272	6,677
HDFC Bank Ltd.	127,600	2,344
JPMorgan Chase & Co.	408,582	82,791
KeyCorp	578,079	8,307
M&T Bank Corp.	67,236	10,193
Pathward Financial, Inc.	63,545	3,388
Piraeus Financial Holdings SA (c)	864,400	3,396
PNC Financial Services Group, Inc.	99,080	15,594
Starling Bank Ltd. Series D (b)(c)(d)	659,301	2,663
UMB Financial Corp.	46,841	3,862
Wells Fargo & Co.	630,709	37,792
		248,076
Capital Markets - 1.7%
Bank of New York Mellon Corp.	168,394	10,038
BlackRock, Inc. Class A	13,917	10,744
Cboe Global Markets, Inc.	57,811	10,001
Charles Schwab Corp.	21,567	1,580
CVC Capital Partners PLC (a)	75,800	1,473
Interactive Brokers Group, Inc.	15,683	1,972
Intercontinental Exchange, Inc.	131,200	17,568
London Stock Exchange Group PLC	46,389	5,438
LPL Financial	30,289	8,669
MarketAxess Holdings, Inc.	44,982	8,948
Moody's Corp.	24,382	9,679
Morgan Stanley	287,334	28,113
Northern Trust Corp.	24,600	2,072
State Street Corp.	147,166	11,124
StepStone Group, Inc. Class A	115,464	4,958
Tradeweb Markets, Inc. Class A	46,574	5,077
UBS Group AG	208,617	6,651
Virtu Financial, Inc. Class A	119,017	2,618
		146,723
Consumer Finance - 0.2%
Discover Financial Services	106,067	13,010
OneMain Holdings, Inc.	72,677	3,570
		16,580
Financial Services - 1.9%
Apollo Global Management, Inc.	157,161	18,256
Berkshire Hathaway, Inc. Class A (c)	11	6,901
Block, Inc. Class A (c)	387,691	24,843
Corpay, Inc. (c)	48,063	12,865
Fiserv, Inc. (c)	96,461	14,446
Global Payments, Inc.	70,631	7,194
Jumo World Holding Ltd. (b)(d)	162,299	289
Jumo World Ltd. (c)(d)	162	0
PayPal Holdings, Inc. (c)	60,100	3,786
UWM Holdings Corp. Class A (e)	560,508	4,131
Visa, Inc. Class A	239,853	65,350
Voya Financial, Inc.	48,091	3,646
		161,707
Insurance - 1.4%
Arthur J. Gallagher & Co.	55,548	14,072
Chubb Ltd.	84,674	22,931
Direct Line Insurance Group PLC	1,439,276	3,953
Everest Re Group Ltd.	15,458	6,043
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,588	10,793
Hartford Financial Services Group, Inc.	137,559	14,230
Marsh & McLennan Companies, Inc.	92,530	19,207
Progressive Corp.	57,378	12,117
Prudential PLC	152,687	1,463
Unum Group	160,831	8,662
		113,471
TOTAL FINANCIALS		686,557
HEALTH CARE - 7.7%
Biotechnology - 0.8%
Argenx SE ADR (c)	14,300	5,306
Exact Sciences Corp. (c)	52,400	2,382
Gilead Sciences, Inc.	95,036	6,108
Moderna, Inc. (c)	130,800	18,646
Regeneron Pharmaceuticals, Inc. (c)	33,477	32,813
Vertex Pharmaceuticals, Inc. (c)	6,203	2,824
		68,079
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (c)	924,162	69,839
Intuitive Surgical, Inc. (c)	75,793	30,478
Penumbra, Inc. (c)	15,938	3,020
Stryker Corp.	127,293	43,418
		146,755
Health Care Providers & Services - 1.7%
Cencora, Inc.	139,668	31,645
CVS Health Corp.	18,839	1,123
Elevance Health, Inc.	55,292	29,774
Surgery Partners, Inc. (c)	407,005	11,233
Tenet Healthcare Corp. (c)	84,500	11,426
UnitedHealth Group, Inc.	112,761	55,858
		141,059
Life Sciences Tools & Services - 0.6%
Danaher Corp.	129,300	33,204
Sartorius Stedim Biotech	12,300	2,450
Thermo Fisher Scientific, Inc.	20,906	11,874
		47,528
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	320,568	25,011
Eli Lilly & Co.	120,341	98,721
Indivior PLC (c)	442,183	8,188
Merck & Co., Inc.	500,910	62,884
Royalty Pharma PLC	454,648	12,462
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	334,200	5,658
UCB SA	186,283	26,130
		239,054
TOTAL HEALTH CARE		642,475
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.6%
General Electric Co.	240,198	39,666
Howmet Aerospace, Inc.	181,000	15,322
Lockheed Martin Corp.	52,930	24,895
Northrop Grumman Corp.	18,946	8,540
RTX Corp.	64,252	6,927
Space Exploration Technologies Corp. Class A (b)(c)(d)	16,000	1,552
The Boeing Co. (c)	114,382	20,315
TransDigm Group, Inc.	12,500	16,790
		134,007
Air Freight & Logistics - 0.1%
FedEx Corp.	31,700	8,051
Building Products - 0.5%
Trane Technologies PLC	133,881	43,841
Construction & Engineering - 0.1%
Quanta Services, Inc.	38,900	10,734
Electrical Equipment - 0.8%
AMETEK, Inc.	174,632	29,614
Eaton Corp. PLC	74,900	24,930
GE Vernova LLC	60,049	10,563
		65,107
Ground Transportation - 0.7%
CSX Corp.	446,950	15,085
Old Dominion Freight Lines, Inc.	99,600	17,455
Uber Technologies, Inc. (c)	173,504	11,201
Union Pacific Corp.	68,400	15,925
		59,666
Machinery - 1.6%
Caterpillar, Inc.	64,113	21,704
Deere & Co.	17,000	6,371
Dover Corp.	135,400	24,889
Fortive Corp.	228,831	17,034
Ingersoll Rand, Inc.	300,700	27,980
Parker Hannifin Corp.	70,037	37,226
		135,204
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	83,000	4,235
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	564,520	5,414
TOTAL INDUSTRIALS		466,259
INFORMATION TECHNOLOGY - 17.9%
IT Services - 0.5%
Capgemini SA	56,100	11,366
EPAM Systems, Inc. (c)	31,700	5,640
MongoDB, Inc. Class A (c)	39,400	9,301
Snowflake, Inc. (c)	38,200	5,202
Twilio, Inc. Class A (c)	96,900	5,562
		37,071
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (c)	114,200	19,060
Alchip Technologies Ltd.	9,000	802
ASML Holding NV (Netherlands)	25,900	24,780
Astera Labs, Inc.	9,500	613
Astera Labs, Inc. (k)	70,350	4,540
Lattice Semiconductor Corp. (c)	97,100	7,209
Marvell Technology, Inc.	212,100	14,595
Micron Technology, Inc.	371,887	46,486
NVIDIA Corp.	331,200	363,104
NXP Semiconductors NV	68,897	18,747
ON Semiconductor Corp. (c)	270,400	19,750
Renesas Electronics Corp.	488,800	9,007
SolarEdge Technologies, Inc. (c)	140,100	6,863
Taiwan Semiconductor Manufacturing Co. Ltd.	1,754,000	44,800
		580,356
Software - 7.5%
Adobe, Inc. (c)	97,300	43,275
Autodesk, Inc. (c)	73,300	14,777
CCC Intelligent Solutions Holdings, Inc. (b)(c)	34,443	385
Elastic NV (c)	66,796	6,950
Five9, Inc. (c)	149,300	6,981
HubSpot, Inc. (c)	25,700	15,704
Intuit, Inc.	49,000	28,246
Microsoft Corp.	1,063,100	441,325
Salesforce, Inc.	164,989	38,680
Stripe, Inc. Class B (b)(c)(d)	15,600	406
Synopsys, Inc. (c)	37,300	20,918
Tenable Holdings, Inc. (c)	101,900	4,299
Workday, Inc. Class A (c)	43,200	9,135
		631,081
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	1,268,420	243,854
Wiwynn Corp.	74,000	5,649
		249,503
TOTAL INFORMATION TECHNOLOGY		1,498,011
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	21,227	5,661
Axalta Coating Systems Ltd. (c)	133,420	4,748
Cabot Corp.	28,480	2,914
Corteva, Inc.	113,550	6,352
Dow, Inc.	180,240	10,387
Ecolab, Inc.	54,920	12,752
Element Solutions, Inc.	142,320	3,420
Linde PLC	64,953	28,288
Olin Corp.	33,702	1,812
The Chemours Co. LLC	143,480	3,561
Tronox Holdings PLC	160,060	3,171
Westlake Corp.	12,960	2,081
		85,147
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,147	5,805
Containers & Packaging - 0.0%
Aptargroup, Inc.	24,690	3,646
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	209,500	2,691
Franco-Nevada Corp.	21,950	2,701
Freeport-McMoRan, Inc.	159,178	8,393
Ivanhoe Mines Ltd. (c)	191,180	2,760
Nucor Corp.	37,600	6,349
Teck Resources Ltd. Class B	52,190	2,716
		25,610
TOTAL MATERIALS		120,208
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	3,000	357
American Tower Corp.	65,200	12,762
COPT Defense Properties (SBI)	52,300	1,290
Crown Castle, Inc.	69,500	7,124
CubeSmart	96,000	4,062
Digital Realty Trust, Inc.	31,900	4,636
Equinix, Inc.	12,700	9,690
Equity Lifestyle Properties, Inc.	67,400	4,231
Essex Property Trust, Inc.	12,000	3,117
Extra Space Storage, Inc.	1,711	248
Invitation Homes, Inc.	238,700	8,304
Mid-America Apartment Communities, Inc.	26,100	3,490
Omega Healthcare Investors, Inc.	67,800	2,192
Prologis, Inc.	126,500	13,977
Public Storage	25,400	6,955
Simon Property Group, Inc.	64,200	9,714
Sun Communities, Inc.	26,500	3,127
Terreno Realty Corp.	31,000	1,754
Ventas, Inc.	98,700	4,961
Welltower, Inc.	92,900	9,631
		111,622
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.	69,000	941
TOTAL REAL ESTATE		112,563
UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	32,800	2,960
Constellation Energy Corp.	53,044	11,524
Edison International	128,800	9,898
Entergy Corp.	59,600	6,704
Eversource Energy	108,356	6,418
FirstEnergy Corp.	149,000	5,999
NextEra Energy, Inc.	292,600	23,414
NRG Energy, Inc.	47,400	3,839
PG&E Corp.	684,662	12,694
PPL Corp.	209,200	6,136
Southern Co.	82,700	6,628
		96,214
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	253,100	5,464
Vistra Corp.	65,400	6,480
		11,944
Multi-Utilities - 0.3%
NiSource, Inc.	173,100	5,030
Public Service Enterprise Group, Inc.	31,300	2,371
Sempra	172,948	13,322
		20,723
TOTAL UTILITIES		128,881
TOTAL COMMON STOCKS (Cost $3,066,413)		5,208,910

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)(d)	18,992	4,509

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)(d)	38,272	1,145

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(c)(d)	16,809	456
Series B2(b)(c)(d)	8,427	250
		706
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(c)(d)	6,703	740

TOTAL INDUSTRIALS		1,446

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(c)(d)	56,066	722

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(c)(d)	60,136	309

Software - 0.1%
Algolia, Inc. Series D (b)(c)(d)	28,657	499
Bolt Technology OU Series E (b)(c)(d)	6,388	848
Databricks, Inc.:
Series G(b)(c)(d)	4,077	321
Series H(b)(c)(d)	19,485	1,532
Skyryse, Inc. Series B (b)(c)(d)	50,800	1,033
Stripe, Inc. Series H (b)(c)(d)	18,549	482
		4,715
TOTAL INFORMATION TECHNOLOGY		5,746

TOTAL CONVERTIBLE PREFERRED STOCKS		12,846
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)(d)	62,279	1,863

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(d)	91,236	742

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(c)(d)	58,730	557

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,162
TOTAL PREFERRED STOCKS (Cost $17,390)		16,008

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(d) (Cost $941)	941	941

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.32% 6/6/24 to 7/5/24 (g) (Cost $7,778)	7,800	7,780

Fixed-Income Funds - 35.3%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $3,321,970)	30,816,519	2,963,625

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	187,964,375	188,002
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	3,986,976	3,987
TOTAL MONEY MARKET FUNDS (Cost $191,989)		191,989

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,606,481)	8,389,253
NET OTHER ASSETS (LIABILITIES) - 0.0%	(681)
NET ASSETS - 100.0%	8,388,572

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	450	Jun 2024	119,149	2,049	2,049

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,438,000 or 0.0% of net assets.

(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,066,000 or 0.3% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,353,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $4,540 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	941

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	431

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Circle Internet Financial Ltd. Series E	5/11/21	1,011

Circle Internet Financial Ltd. Series F	5/09/22	1,613

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

Gupshup, Inc.	6/08/21	1,343

Jumo World Holding Ltd.	9/06/23	162

Lionsgate Studios Corp.	12/22/23	618

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp. Class A	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21 - 5/25/23	744

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	177,072	1,107,798	1,096,871	6,508	3	-	188,002	0.4%
Fidelity Investment Grade Bond Central Fund	2,528,957	440,457	-	87,036	-	(5,789)	2,963,625	7.5%
Fidelity Securities Lending Cash Central Fund 5.39%	1,120	63,965	61,098	21	-	-	3,987	0.0%
Total	2,707,149	1,612,220	1,157,969	93,565	3	(5,789)	3,155,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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